FIRSTAR FUNDS, INC.

                                  A & B Shares
       Supplement dated May 1, 2001 to the Prospectus dated March 1, 2001


Reopening of MicroCap Fund to New Investors

     Beginning on May 1, 2001, the MicroCap Fund will reopen and offer its shares for purchase by new and current investors. The adviser reserves the right to reclose the Fund to new investors at any time in the future. Prior to May 1, 2001, Quasar Distributors, LLC may solicit purchase orders, including non-binding indications of interest prior to actual confirmation of orders. In order to purchase shares of the Fund on May 1, 2001, the Fund's transfer agent must receive a purchase order together with payment in good form on May 1, 2001 before 3:00 p.m. (Central Time). Payment for the purchase of shares will not be accepted before May 1, 2001. For more information on share purchases, see "Purchasing Shares" in the Fund's prospectus dated March 1, 2001.


                               FIRSTAR FUNDS, INC.

                                    Y Shares
       Supplement dated May 1, 2001 to the Prospectus dated March 1, 2001


Reopening of MicroCap Fund to New Investors

     Beginning on May 1, 2001, the MicroCap Fund will reopen and offer its shares for purchase by new and current investors. The adviser reserves the right to reclose the Fund to new investors at any time in the future. Prior to May 1, 2001, Quasar Distributors, LLC may solicit purchase orders, including non-binding indications of interest prior to actual confirmation of orders. In order to purchase shares of the Fund on May 1, 2001, the Fund's transfer agent must receive a purchase order together with payment in good form on May 1, 2001 before 3:00 p.m. (Central Time). Payment for the purchase of shares will not be accepted before May 1, 2001. For more information on share purchases, see "Purchasing Shares" in the Fund's prospectus dated March 1, 2001.


                               FIRSTAR FUNDS, INC.

                              Institutional Shares
       Supplement dated May 1, 2001 to the Prospectus dated March 1, 2001


Reopening of MicroCap Fund to New Investors

     Beginning on May 1, 2001, the MicroCap Fund will reopen and offer its shares for purchase by new and current investors. The adviser reserves the right to reclose the Fund to new investors at any time in the future. Prior to May 1, 2001, Quasar Distributors, LLC may solicit purchase orders, including non-binding indications of interest prior to actual confirmation of orders. In order to purchase shares of the Fund on May 1, 2001, the Fund's transfer agent must receive a purchase order together with payment in good form on May 1, 2001 before 3:00 p.m. (Central Time). Payment for the purchase of shares will not be accepted before May 1, 2001. For more information on share purchases, see "Purchasing Shares" in the Fund's prospectus dated March 1, 2001.